Intangible assets, net	12 Months Ended
Dec. 31, 2015
Intangible assets, net [Abstract]
Intangible assets, net

8. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
Travel license	4,313	29,206	4,509
Insurance agency license	—	11,711	1,807
Software	1,945	19,164	2,959
Trade names	—	39,619	6,116
Business Cooperation Agreements	—	660,215	101,920
Customer relationship	—	13,596	2,099
Non-compete agreements	—	2,822	436
Subtotal	6,258	776,333	119,846
Less: Accumulated amortization	(3,183)	(60,785)	(9,384)
Total	3,075	715,548	110,462

During the year 2015, the Group acquired an insurance agency for the total consideration of RMB58,720 to acquire the insurance agency license. The insurance agency was a dormant company and was not qualified as a business as it had no input or process to create output. The Group accounted it as assets acquisition and the difference between the cash consideration and net assets of the insurance agency is recorded as insurance agency license and amortized over the 20 years on a straight line basis.

Amortization expenses for intangible assets were RMB482, RMB984 and RMB57,810 for the years ended December 31, 2013, 2014 and 2015.

The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2016	142,280	21,964
2017	141,355	21,821
2018	141,259	21,807
2019	140,851	21,744
2020	87,336	13,482
Thereafter	62,467	9,644
Total	715,548	110,462